RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS (Tables)	12 Months Ended
Mar. 31, 2024
Restructuring, Integration and Acquisition costs [Abstract]
Analysis of restructuring, integration, and acquisition costs

	2024	2023
Integration and acquisition costs	$79.9	$65.8
Severances and other employee related costs	31.2	2.0
Impairment of non-financial assets – net	19.2	1.8
Other costs	1.1	2.8
Impairment reversal of non-financial assets following their repurposing and optimization	—	(9.8)
Total restructuring, integration and acquisition costs	$131.4	$62.6